Financial instruments by category (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized cost:
Cash and cash equivalents	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050
Accounts receivables	23,657,402	16,076,540
Other receivables	206,486	164,805
Judicial deposits	40,224	7,449
Investment	1,406	1,400
Fair value through other comprehensive income
Financial investments	782,647	979,837
Financial assets total	R$ 26,482,527	R$ 18,870,096